LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Leases
SCHEDULE OF SUPPLEMENTAL CONSOLIDATED BALANCE SHEET INFORMATION RELATED TO LEASES

Supplemental Consolidated Balance Sheets information related to leases were as follows:

	March 31, 2023	March 31, 2024
	RMB	RMB

Operating leases

Right-of-use assets	84,461	168,418
Operating lease liabilities - current	7,667	12,310
Operating lease liabilities - non-current	77,462	154,846
Total operating lease liabilities	85,129	167,156

Finance leases

Right-of-use assets	-	1,339,537
Finance lease liabilities - current	-	51,160
Finance lease liabilities - non-current	-	1,191,246
Total finance lease liabilities	-	1,242,406

SCHEDULE OF SUPPLEMENTAL OF COMPREHENSIVE LOSS RELATED TO LEASES

The components of lease expense are as follows within the Consolidated Statements of Comprehensive Loss:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating lease expense:
Operating lease expense	16,596	17,490	20,115
Short-term lease expense	3,228	5,905	5,452
Total operating lease expenses	19,824	23,395	25,567
Finance lease expense:
Amortization expense	-	-	14,290
Interest expense	-	-	41,184
Total finance lease expenses	-	-	55,474
Total lease expenses	19,824	23,395	81,041

SCHEDULE OF SUPPLEMENTAL OTHER INFORMATION RELATED TO LEASE

Other information related to leases where the Group is the lessee was as follows:

	March 31, 2023	March 31, 2024

Weighted average remaining lease term
Operating leases	8.64	8.75
Finance leases	-	9.50
Weighted average incremental borrowing rate
Operating leases	5.13%	4.30%
Finance leases	-	6.60%

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases were as follows:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating cash outflows from operating leases	23,547	10,231	18,011
Right-of-use assets obtained in exchange for operating lease liabilities	23,628	84,947	97,731
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	-	-	1,353,827

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows:

	March 31, 2024
	Finance lease	Operating lease
	RMB	RMB

Fiscal year ended March 31, 2025	128,692	19,330
Fiscal year ended March 31, 2026	128,692	18,670
Fiscal year ended March 31, 2027	128,692	19,803
Fiscal year ended March 31, 2028	128,692	22,804
Fiscal year ended March 31, 2029	128,692	24,163
Thereafter	1,171,168	99,600
Total lease payments	1,814,628	204,370
Less: imputed interest	(572,222)	(37,214)
Total lease liabilities	1,242,406	167,156
Less: current portion	(51,160)	(12,310)
Non-current portion of lease liabilities	1,191,246	154,846